Schedule of Fair Value Measures and Disclosures (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Fair Value Measures and Disclosures (Tables):
Fair Value, by Balance Sheet Grouping

Fair Value Measurements at December 31, 2013 Using
	Carrying Amount	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Financial assets
Cash and due from banks	$20,391	$20,391	$-	$-
Interest-bearing deposits in other banks	25,167	25,167	-	-
Federal funds sold	9,850	9,850	-	-
Federal Home Loan Bank and Federal Reserve Bank stock	3,879	-	3,879	-
Securities available-for-sale	329,714	-	329,714	-
Securities held-to-maturity	27,839	-	28,595	-
Loans held for sale	327	327	-	-
Loans, net	598,171	-	-	607,113
Accrued interest receivable	4,183	-	4,183	-
Financial liabilities
Non-interest bearing deposits	179,823	179,823	-	-
Interest bearing deposits	777,514	-	778,682	-
Repurchase agreements	18,095	-	18,095	-
Accrued interest payable	663	-	663	-
Off-balance sheet credit related instruments:
Commitments to extend credit and letters of credit		-	-	-

Fair Value Measurements at December 31, 2012 Using
	Carrying Amount	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Financial assets
Cash and due from banks	$23,443	$23,443	$-	$-
Interest-bearing deposits in other banks	31,953	31,953	-	-
Federal funds sold	15,000	15,000	-	-
Federal Home Loan Bank and Federal Reserve Bank stock	3,879	-	3,879	-
Securities available-for-sale	345,718	-	345,718	-
Securities held-to-maturity	31,755	-	33,420	-
Loans held for sale	2,456	2,456	-	-
Loans, net	558,350	-	-	572,277
Accrued interest receivable	4,060	-	4,060	-
Financial liabilities
Non-interest bearing deposits	169,136	169,136	-	-
Interest bearing deposits	763,713	-	766,043	-
Repurchase agreements	17,068	-	17,068	-
Advances from Federal Home Loan Bank	10,100	-	10,215	-
Accrued interest payable	754	-	754	-
Off-balance sheet credit related instruments:
Commitments to extend credit and letters of credit		-	-	-

Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Valuation Techniques

Unobservable (Level 3) Inputs

The following table presents quantitative information about unobservable inputs used in nonrecurring Level 3 fair value measurements as of December 31, 2013 and 2012:

	Quantitative Information about Level 3 Fair Value Measurements
December 31, 2013	Fair Value	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
Impaired loans (collateral-dependent)	$2,214	Market comparable properties	Marketability discount	5.0% - 10.0% (7%)
Other real estate/assets owned	$208	Market comparable properties	Marketability discount	5.0% - 10.0% (7%)

	Quantitative Information about Level 3 Fair Value Measurements
December 31, 2012	Fair Value	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
Impaired loans (collateral-dependent)	$4,840	Market comparable properties	Marketability discount	5.0% - 10.0% (7%)
Other real estate/assets owned	$3,385	Market comparable properties	Marketability discount	5.0% - 10.0% (7%)

Fair Value Measurements, Nonrecurring

Nonrecurring Measurements

The following table summarizes financial assets measured at fair value on a nonrecurring basis as of December 31, 2013 and December 31, 2012, by the level within the fair value hierarchy utilized to measure fair value:

Assets measured at fair value on a nonrecurring basis as of December 31, 2013
	Level 1	Level 2	Level 3	Total
Impaired loans (collateral-dependent)	$-	$-	$2,214	$2,214
Other real estate owned	-	-	208	208

Assets measured at fair value on a nonrecurring basis as of December 31, 2012
	Level 1	Level 2	Level 3	Total
Impaired loans (collateral-dependent)	$-	$-	$4,840	$4,840
Other real estate owned	-	-	3,385	3,385

Fair Value, Assets Measured on Recurring Basis

Recurring Measurements

The following table summarizes financial assets measured at fair value on a recurring basis as of December 31, 2013 and 2012, and by the level within the fair value hierarchy utilized to measure fair value:

December 31, 2013

Available-For-Sale Securities	Level 1	Level 2	Level 3	Total
U.S. Government agencies	$-	$105,072	$-	$105,072
U.S. government sponsored agency mortgage backed securities	-	157,423	-	157,423
States and political subdivisions	-	46,337	-	46,337
Corporate bonds	-	20,882	-	20,882
Total assets at fair value	$-	$329,714	$-	$329,714
December 31, 2012
Available-For-Sale Securities	Level 1	Level 2	Level 3	Total
U.S. Government agencies	$-	$144,017	$-	$144,017
U.S. government sponsored agency mortgage backed securities	-	133,718	-	133,718
States and political subdivisions	-	50,579	-	50,579
Corporate bonds	-	17,404	-	17,404
Total assets at fair value	$-	$345,718	$-	$345,718